Fees Summary	Aug. 04, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0.00
Total Fee Amount	3,296.83
Total Transaction Valuation	23,872,771.45
Total Offset Amount	0.00
Net Fee	$ 3,296.83
Offering Table N/A
Offset Table N/A	N/A